CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity
Common shares, authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares issued (in shares)	36,250	5,000
Common shares, shares outstanding (in shares)	36,250	5,000
Preferred stock, authorized (in shares)	250,000,000	250,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A Preferred Shares [Member]
Shareholders' equity
Preferred stock, par value (in dollars per share)	$ 1,000
Preferred stock, issued (in shares)	15,000	15,000
Preferred stock, outstanding (in shares)	15,000	15,000
Series B Preferred Shares [Member]
Shareholders' equity
Preferred stock, issued (in shares)	1,500,000	1,500,000
Preferred stock, outstanding (in shares)	1,500,000	1,500,000
Series C Preferred Stock [Member]
Shareholders' equity
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0